Stock-Based Compensation Stock-Based Compensation - Summary of Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Options
Outstanding, beginning (in shares)	403,550	949,910
Exercised (in shares)	(294,840)	(302,520)
Forfeited (in shares)		(243,840)
Outstanding, ending (in shares)	108,710	403,550
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.72
Exercised (in dollars per share)	20.66	20.76
Forfeited (in dollars per share)		20.75
Outstanding, ending (in dollars per share)	$ 20.66	$ 20.66
Aggregate intrinsic value for options exercised	$ 2	$ 1
Number of options vested (in shares)	0	706,070
Modified fair value of options vested (in dollars per share)	$ 1.04
Aggregate intrinsic value for options outstanding	$ 1	$ 2
Contractual term (in years)	4 years 2 months 12 days	5 years 2 months 12 days
Fair value of shares forfeited (in dollars per share)		$ 1.65